Losses (Earning) Per Share (Details) - CNY (¥)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Losses (Earning) Per Share [Line Items]
Weighted average ordinary shares	[1]	50,254,250,124	238,246,158	28,050,733
Assumed conversion (in Yuan Renminbi)
Assumed conversion of ordinary shares			3,410,000,000	3,410,000,000
Stock Options [Member]
Losses (Earning) Per Share [Line Items]
Weighted average ordinary shares			718,005,400	359,002,700
Exercisable stock options (in Yuan Renminbi per share)

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023, a share subdivision at a ratio of one-for-hundred thousandth (100,000) ordinary shares effective on January 24, 2025 and the Capital Reduction effective on May 9, 2025 (Note 1).